Segment information - Revenue net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment information
Revenues	$ 17,096	$ 10,073	$ 3,569
Hong Kong
Segment information
Revenues	16,783	10,047	3,442
Australia
Segment information
Revenues	115		$ 127
PRC
Segment information
Revenues	$ 198	$ 26